Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,980,000
Previously Paid Amount
Total Fee Amount	4,416.44
Total Offset Amount
Net Fee	$ 4,416.44